SALOMON BROTHERS ASSET MANAGEMENT INC
                             388 Greenwich Street
                              New York, NY 10013

                                                    September 4, 2002

         Re:      Salomon Brothers Variable Series Funds Inc
                  File Nos. 333-38045 and 811-8443

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Dear Sir or Madam:

     On behalf of Salomon Brothers Variable Series Funds Inc (the "Company"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), please accept this letter as certification that the definitive form of the Company's prospectus and statement of additional information that would have been filed in accordance with Rule 497(b) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 8, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on August 29, 2002.

     Any questions or communications concerning this filing should be directed to the undersigned at (203) 890-7029.



                                             Very truly yours,

                                             /s/ William J. Renahan
                                             William J. Renahan